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                    PRUDENTIAL MUNICIPAL SERIES FUND


                                                                October 25, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                Re: Prudential Municipal Series Fund
                    (File No. 2-91216)
                    --------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 42 and (ii) that the text of Post-Effective Amendment No. 42 was filed electronically on October 24, 2002.


                                           Prudential Municipal Series Fund


                                           By: /s/ Deborah A. Docs, Esq.
                                                   ---------------------
                                                   Deborah A. Docs, Esq.
                                                   Secretary




cc: Alice J. Gerstel